Stockholders' Equity - Common Stock (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Authorized	211,251		209,651
Outstanding	76,412		75,395
Class One Common Stock [Member]
Par Value	$ 0.0001
Voting Rights	10 votes per share
Authorized	74,500		74,500
Outstanding	28,564		28,564
Class Two Common Stock [Member]
Par Value	$ 0.0001
Voting Rights	1 vote per share
Authorized	119,000		119,000
Outstanding	41,892		41,892
Class Three Common Stock [Member]
Par Value	$ 0.0001
Voting Rights	no voting rights
Authorized	17,751		16,151
Outstanding	5,956		4,939